Shareholder Report, Line Graph (Details) 197684_Rockefeller US Small Cap Core Fund_Class I_TSR SemiAnnual {Class I} - USD ($)					12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2023	Jul. 31, 2023	May 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
Accumulated Value	$ 1,237,221	$ 1,272,517	$ 957,000	$ 1,000,000	$ 1,335,813
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Total Return Index
Accumulated Value	$ 1,290,213	$ 1,239,461	$ 908,473	$ 1,000,000	$ 1,515,582